SCHEDULE OF ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Payables and Accruals [Abstract]
Accrued wages and welfare	$ 78,776	$ 82,548
Accrued expenses	55,000	55,000
Other tax payable	55,814	28,242
Rental payable	27,882	29,741
Customers’ deposits	871,730	150,993
Other payables	356,271	335,460
Accrued expenses and other payables	$ 1,445,473	$ 681,984